GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended February 28, 2014 and February 28, 2013 are as follows:

Balance as of February 29, 2012:	$60,979,183
Impairment	(25,919,000)
Balance as of February 28, 2013:	35,060,183
Additions/Impairment	-
Balance as of February 28, 2014:	$35,060,183

Gross carrying value of components of intangible assets and accumulated amortization

The following table presents the gross carrying value of the components of intangible assets and accumulated amortization:

		As of February 28, 2014
	Weighted Average Amortization Period (In months)	Gross Carrying Amount, net of impairment writedowns	Accumulated Amortization	Transferred from Held for Sale	Impairment Loss	Net Carrying Value
Indefinite Lived Intangible:
Trade name	Indefinite	$8,700,000	$-	$-	$-	$8,700,000

Definite Lived Intangible:
Patent litigation	84	4,451,946	1,971,568	-	87,975	2,392,403
Patents	120	623,600	125,125	3,123,016	3,028,771	592,720
Acquired technology	60	7,270,000	3,919,750	-	-	3,350,250
Customer relationships	60-72	12,850,000	6,682,292	-	-	6,167,708
Software	36	2,095,705	2,095,705	-	-	-
Non-compete agreements	36	212,000	212,000	-	-	-
Trade names	24	44,000	44,000	-	-	-
Total intangibles		$36,247,251	$15,050,440	$3,123,016	$3,116,746	$21,203,081

		As of February 28, 2013
	Weighted Average Amortization Period (In months)	Gross Carrying Amount, net of impairment write downs	Accumulated Amortization	Transfer to Held for Sale	Impairment Loss	Net Carrying Value
Indefinite Lived Intangible:
Trade name	Indefinite	$8,700,000	$-	$-	$-	$8,700,000

Definite Lived Intangible:
Patent litigation	84	7,567,290	1,060,109	-	3,528,386	2,978,795
Patents	120	12,642,189	51,356	3,500,000	8,467,883	622,950
Acquired technology	60	7,270,000	2,465,750	-	-	4,804,250
Customer relationships	60-72	12,850,000	4,143,958	-	-	8,706,042
Software	36	2,095,705	2,095,705	-	-	-
Non-compete agreements	36	212,000	212,000	-	-	-
Trade names	24	44,000	44,000	-	-	-
Total intangibles		$51,381,184	$10,072,878	$3,500,000	$11,996,269	$25,812,037

Schedule of the expected future amortization	Amortization in future fiscal periods is expected to be as follows:
2015	$4,925,257
2016	4,637,330
2017	2,560,303
2018	70,843
2019	70,843
Thereafter	238,505
Total	$12,503,081